New Accounting Pronouncement under International Financial Reporting Standards (IFRSs) - Summary of Impact on Assets Liabilities and Equity at Date of Initial Application of IFRS 15 and IFRS 9 (Parenthetical) (Detail)
$ in Thousands, $ in Thousands
		12 Months Ended
	Jan. 01, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Increase (decrease) in current contract assets		$ (11,680)	$ (357,515)	$ 0	$ 0
Increase (decrease) in net accounts receivable		(45,170)	(1,382,668)	1,587,562	(3,690,072)
Increase (decrease) in net inventories		(1,519)	(46,497)	(1,565,132)	517,760
Increase (decrease) in other current assets		24,290	743,519	(4,397,764)	(8,640,111)
Increase (decrease) in current contract liabilities		(98,677)	(3,020,517)	0	0
Increase (decrease) in other current liabilities		7,026	$ 215,062	1,803,309	$ 1,397,687
Increase (decrease) in investments accounted for under the equity method	$ 7,960,150	259,667		7,847,979		$ 7,948,413
Deferred tax assets	7,003,421	222,012		6,116,129		6,795,796
Deferred tax liabilities	1,699,277	$ 64,669		$ 2,327,223		1,979,509
Retained earnings	70,124,044					66,281,727
Other components of equity	(15,014,553)					$ (14,063,281)
Increase (decrease) due to changes in accounting policy [member] | Amounts in accordance with IFRS 9 & IFRS 15 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Increase (decrease) in investments accounted for under the equity method	133,000
Deferred tax assets	846,000
Deferred tax liabilities	(651,000)
Retained earnings	(35,000)
Other components of equity	1,665,000
IFRS9 [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Increase (decrease) in investments accounted for under the equity method	112,171
Deferred tax assets	888,781
Deferred tax liabilities	(627,901)
Retained earnings	17,026,484
Other components of equity	(15,671,750)
IFRS9 [member] | Equity Method Investments [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Increase (decrease) in retained earnings	642,000
Increase (decrease) in other components of equity	(663,000)
Increase (decrease) in investments accounted for under the equity method	(21,000)
IFRS9 [member] | Financial assets measured as at fair value through profit or loss [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Increase (decrease) in deferred tax assets	37,000
Increase (decrease) in deferred tax liabilities	23,000
Increase (decrease) in retained earnings	(234,000)
Increase (decrease) in other components of equity	4,000
Increase (decrease) in noncurrent available-for-sale financial assets	(10,738,000)
Increase (decrease) in noncurrent financial assets measured at cost	(1,955,000)
Decrease in fair value of financial asset	(244,000)
Increase of noncurrent financial assets at FVTPL	12,449,000
IFRS9 [member] | Financial Assets Measured At Fair Value Quoted Equity Securities [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Increase (decrease) in retained earnings	3,754,000
Increase (decrease) in other components of equity	(3,754,000)
IFRS9 [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Increase (decrease) in deferred tax assets	5,000
Increase (decrease) in retained earnings	12,899,000
Increase (decrease) in other components of equity	(12,899,000)
Increase (decrease) in noncurrent available-for-sale financial assets	(9,898,000)
Increase (decrease) in noncurrent financial assets measured at cost	(263,000)
Decrease in other components of equity	(25,000)
Increase in noncurrent financial assets at FVOCI	10,131,000
Increase (decrease) in fair value of financial asset	(30,000)
IFRS 15 [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Increase (decrease) in investments accounted for under the equity method	0
Deferred tax assets	(1,489)
Deferred tax liabilities	(45)
Retained earnings	39,372
Other components of equity	(760)
IFRS 15 [member] | Explanation of financial effect of changes in accounting policy about revenue recognization [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Increase (decrease) in current contract assets	129,000
Increase (decrease) in net accounts receivable	(11,000)
Increase (decrease) in net inventories	(103,000)
Increase (decrease) in other current assets	121,000
Increase (decrease) in deferred tax assets	(1,000)
Increase (decrease) in current contract liabilities	3,951,000
Increase (decrease) in current tax liabilities	2,000
Increase (decrease) in other current liabilities	(3,859,000)
Increase (decrease) in deferred tax liabilities	(37)
Increase (decrease) in retained earnings	39,000
Increase (decrease) in other components of equity	(300)
Increase (decrease) in non-controlling interests	2,000
IFRS 15 [member] | Allowance for sales returns and discounts [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Increase (decrease) in net accounts receivable	994,000
Increase (decrease) in other current liabilities	997,000
Increase (decrease) in other components of equity	(500)
Increase (decrease) in net accounts receivable related parties	$ 3,000